Cover Page	Feb. 05, 2020
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Feb. 05, 2020
Entity Registrant Name	Energizer Holdings, Inc.
Entity Incorporation, State or Country Code	MO
Entity File Number	1-36837
Entity Central Index Key	0001632790
Amendment Flag	true
Entity Tax Identification Number	36-4802442
Entity Address, Address Line One	533 Maryville University Drive
Entity Address, City or Town	St. Louis
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	63141
City Area Code	314
Local Phone Number	985-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	The sole purpose of this amendment to the Current Report on Form 8-K filed with the Securities and Exchange Commission on February 5, 2020 is to furnish Exhibits 101 and 104 relating to Inline eXtensible Business Reporting Language (“XBRL”) tagging to the cover page of this Form 8-K. No other changes have been made.
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	ENR
Security Exchange Name	NYSE
Series A Mandatory Convertible Preferred Stock, par value $.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Series A Mandatory Convertible Preferred Stock, par value $.01 per share
Trading Symbol	ENR PRA
Security Exchange Name	NYSE